Financial Instruments - Summary of Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 381,083
Level 1 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	10,152
Level 2 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	286,700
Level 3 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	84,231
Senior Bond Warrants [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	45,325
Senior Bond Warrants [member] | Level 3 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	45,325
Tranche A Conversion Feature [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	38,055
Tranche A Conversion Feature [member] | Level 3 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	38,055
Senior Bond Interest Rate Feature [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	851
Senior Bond Interest Rate Feature [member] | Level 3 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	851
Predecessor Earn Out Shares [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	276,200
Predecessor Earn Out Shares [member] | Level 2 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	276,200
OACB Earn Out Shares [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	10,500
OACB Earn Out Shares [member] | Level 2 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	10,500
OACB Warrants [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	10,152
OACB Warrants [member] | Level 1 [member]
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 10,152